PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

At September 30, 2021 and December 31, 2020 prepaid expenses and other current assets consisted of the following:

	September 30,	December 31,
	2021	2020
Deferred transaction related costs	$3,042	$—
Prepaid expenses	385	203
Other current assets	173	488
Total prepaid expenses and other current assets	$3,600	$691

Deferred transaction related costs primarily include certain legal and advisory fees incurred in connection with the Company’s anticipated Business Combination (see Note 1). Upon completion of the Business Combination, these costs will be offset against the gross proceeds to be raised as part of the Business Combination.